Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2021
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable
	As of March 31, 2021	As of March 31, 2020
Accounts receivable	$2,613,018	$1,053,950
Less: allowance for doubtful accounts	(693,639)	(511,037)
Total accounts receivable, net	$1,919,379	$542,913